CONSOLIDATED FINANCIAL STATEMENT DETAILS - Employee benefits expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Salaries, short-term incentives, and other benefits	$ 707.9	$ 680.8
Share-based payments	30.7	27.0
Other	16.3	26.4
Total employee benefits expense	$ 754.9	$ 734.2